Stock Based Compensation	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Stock Based Compensation [Line Items]
Stock Based Compensation

13. Stock Based Compensation

Stock Options

In 2021, the Company established the DocGo Inc. Equity incentive Plan (the “Plan”) replacing Ambulnz, Inc’s 2017 Equity Incentive Plan. The Plan reserved 16,607,894 shares of Class A common stock for issuance under the Plan. The Company’s stock options generally vest on various terms based on continuous services over periods ranging from three to five years. The stock options are subject to time vesting requirements through 2031 and are nontransferable. Stock options granted have a maximum contractual term of 10 years. On December 31, 2021, approximately 2.5 million employee options had vested.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company’s shares of stock are not publicly traded; however, management has taken the average of several publicly traded companies that are representative of the Company’s size and industry in order to estimate its expected stock volatility. The expected term of the options represents the period of time the instruments are expected to be outstanding. The Company bases the risk-free interest rate on the rate payable on the U.S. Treasury securities corresponding to the expected term of the awards at the date of grant. Expected dividend yield is zero based on the fact that the Company has not historically paid and does not intend to pay a dividend in the foreseeable future.

The Company utilized contemporaneous valuations in determining the fair value of its shares at the date of option grants. Prior to the Merger, each valuation utilized both the discounted cash flow and guideline public company methodologies to estimate the fair value of its shares on a non-controlling and marketable basis. The December 31, 2020 valuations also included an approach that took into consideration a pending non-binding letter of intent from Motion Acquisition Corp. The March 11, 2021 valuation report relied solely on the fair value of the Company’s shares implied by the March 8, 2021 Merger Agreement with Motion Acquisition Corp.

A discount for lack of marketability was applied to the non-controlling and marketable fair value estimates determined above. The determination of an appropriate discount for lack of marketability was based on a review of discounts on the sale of restricted shares of publicly traded companies and put-based quantitative methods. Factors that influenced the size of the discount for lack of marketability include (a) the estimated time it would take for a Company stockholder to achieve marketability, and (b) the volatility of the Company’s business.

The following assumptions were used to compute the fair value of the sole stock option grant during the period ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Risk-free interest rate	0.12% – 0.67%	0.14% – 1.58%
Expected term (in years)	1 – 5	2
Volatility	63% – 65%	44.48%
Dividend yield	0%	0%

The following table summarizes the Company’s stock option activity under the Plan for the period ended December 31, 2021:

	Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2019	2,741,867	$2.19	7.81	$1,344,800
Granted/ Vested during the year	1,322,548	1.59	10.01
Exercised during the year	—	—	—
Cancelled during the year	(451,602)	6.36	—
Balance, December 31, 2019	3,612,813	1.92	7.74	$1,344,800
Granted/ Vested during the year	1,035,523	1.66	9.11
Exercised during the year	—	—	—
Cancelled during the year	(12,438)	—	—
Balance, December 31, 2020	4,635,898	$1.84	7.28	$8,129,671
Granted/ Vested during the year	5,495,095	2.88	9.80	—
Exercised during the year	(1,235,130)	0.50	4.32	—
Cancelled during the year	(472,891)	2.37	7.93	—
Balance, December 31, 2021	8,422,972	6.21	8.77	$24,706,020
Options vested and exercisable at December 31, 2021	2,378,212	$2.88	6.91	$15,914,624

The aggregate intrinsic value in the above table is calculated as the difference between fair value of the Company’s common stock price and the exercise price of the stock options. The weighted average grant date fair value per share for stock option grants during the years ended December 31, 2021 and 2020 was $2.80 and $0.43, respectively.

As of December 31, 2021 and 2020, the total unrecognized compensation related to unvested stock option awards granted was $20,792,804 and $1,947,767, respectively, which the Company expects to recognize over a weighted-average period of approximately 3.7 and 2.4 years.